Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2020
Accounting policies, changes in accounting estimates and errors [Abstract]
Recent Accounting Pronouncements and Changes to Accounting Policies	Recent Accounting Pronouncements and Changes to Accounting Policies
a)Recent adoptions
The following amendments and interpretations have been adopted by the Company effective January 1, 2020. The adoption of these amendments did not have a material impact on the financial position or performance of the Company.
•In March 2018, the IASB issued the revised Conceptual Framework for Financial Reporting, which includes revised definitions of an asset and a liability as well as new guidance on measurement and derecognition, presentation, and disclosure. The amendments apply when companies use the framework to develop accounting policies when no IFRS applies to a transaction or when a standard allows a choice of accounting policy.
•In October 2018, the IASB issued the revised Definition of a Business (Amendments to IFRS 3). The amendments clarify the definition of a business with the objective of assisting entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition.
•In October 2018, the IASB issued the Definition of Material (Amendments to IAS 1 and IAS 8). The amendments clarify the definition of material to align the definition used in the Conceptual Framework for Financial Reporting and the IFRS standards.
•In September 2019, the IASB issued Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39, and IFRS 7). The amendments provide temporary relief during the period of uncertainty for companies that have hedges that are expected to be impacted by the interest rate benchmark reform and provide additional disclosure requirements.
•In May 2020, the IASB issued COVID-19-Related Rent Concessions (Amendments to IFRS 16). The amendments provide temporary relief to lessees in determining whether COVID-19-related rent concessions are lease modifications. The Company early adopted these amendments in the second quarter of 2020. As a result of the amendments, the Company accounts for all COVID-19-related rent concessions for payments originally due on or before June 30, 2021, as if they were not lease modifications.

b)Future adoptions
Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting these standards, amendments, and interpretations on its consolidated financial statements and cannot reasonably estimate the effect at this time, unless specifically mentioned below.
•In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1). The amendments aim to promote consistency in applying the requirements by helping companies determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current. The amendments include clarifying the classification requirements for debt a company might settle by converting it into equity. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier application permitted. In July 2020, the effective date was deferred to January 1, 2023.
•In May 2020, the IASB issued Onerous Contracts-Cost of Fulfilling a Contract (Amendments to IAS 37). The amendments clarify which costs to include in assessing whether a contract is onerous. The amendments are effective January 1, 2022, with earlier application permitted.
•In August 2020, the IASB issued Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16), with an effective date of January 1, 2021. Phase 2 amendments provide relief for "replacement issues" that may arise during the reform, such as changes to contractual cash flows for financial instruments or hedging relationships resulting from the transition to an alternative benchmark rate.